As filed with the Securities and Exchange Commission on April 14, 2021

Registration Nos. 333-22375

and 811-3199

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 34	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 140	☒

ZALICO VARIABLE ANNUITY SEPARATE ACCOUNT

(formerly KILICO VARIABLE ANNUITY SEPARATE ACCOUNT)

(Exact Name of Registrant)

ZURICH AMERICAN LIFE INSURANCE COMPANY

(formerly KEMPER INVESTORS LIFE INSURANCE COMPANY)

(Name of Depositor)

1299 Zurich Way, Schaumburg, Illinois 60196

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code:

(877) 301-5376

Name and Address of Agent for Service:	Copy to:

Juanita M. Thomas, Esq. 4962 Cross Pointe Drive Oldsmar, FL 34677	Richard T. Choi, Esq. Carlton Fields, P.A. 1025 Thomas Jefferson Street, N.W., Suite 400 West Washington, DC 20007-5208

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On May 1, 2021, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously-filed post-effective amendment

EXPLANATORY NOTE

The purposes of this post-effective amendment filing (“Amendment”) are to delay the effective date of Post-Effective Amendment No. 33 to the Registration Statement under the Securities Act of 1933 (“1933 Act”) until May 1, 2021 and to file as an exhibit a new Power of Attorney. The Amendment is not intended to amend or delete any other part of the Registration Statement, except as specifically noted herein. Registrant intends to file another post-effective amendment pursuant to Rule 485(b) under the 1933 before May 1, 2021, that will include updated financial statements, updated and revised disclosures that respond to comments received from the Commission staff, and any required exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Zurich American Life Insurance Company, on behalf of the Registrant, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Post-Effective Amendment No. 34 to the Registration Statement to be signed on its behalf, in the City of New York, and State of New York, on April 14, 2021.

ZALICO VARIABLE ANNUITY SEPARATE ACCOUNT
(Registrant)

Attest:	/s/ Laura J. Lazarczyk	/s/ Audrey Martin
	Laura J. Lazarczyk,	By: Audrey Martin, Vice President
	Corporate Secretary and Director	(Signature)

ZURICH AMERICAN LIFE INSURANCE COMPANY
(Depositor)

Attest:	/s/ Laura J. Lazarczyk	/s/ Audrey Martin
	Laura J. Lazarczyk,	By: Audrey Martin, Vice President
	Corporate Secretary and Director	(Signature)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 34 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title

Director, President and Chief Executive Officer
David J. Dietz*/	(Principal Executive Officer)

Vice President, Chief Financial Officer and Treasurer
Oscar Tengtio*/	(Principal Financial Officer and Principal Accounting Officer)

Director and Assistant Secretary
Richard J. Hauser*/

Director and Chairman of the Board
Peter Hirs*/

Director
Mark Knipfer*/

Director
Ira J. Kleinman*/

Director
Louis W. Pietroluongo*/

Director
Debra K. Broek*/

/s/ Laura J. Lazarczyk	Director, Vice President, General Counsel and Corporate Secretary
Laura J. Lazarczyk

/s/ Audrey Martin	*On April 14, 2021, as Attorney-in-Fact pursuant to powers of attorney filed herewith or by previous amendment
Audrey Martin

EXHIBIT INDEX

Item	Exhibit
27(p)	Power of Attorney